Total revenue and income (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue and income [Abstract]
Gross Revenue From Transaction Activities And Other Services	R$ 10,047,654	R$ 7,574,728	R$ 5,059,464
Gross financial income	6,438,774	3,587,823	2,193,961
Other financial income	288,333	162,944	145,055
Total gross revenue and income	16,774,761	11,325,495	7,398,480
Deductions from gross revenue from transactions activities and other services	(1,141,248)	(789,922)	(550,744)
Deduction from gross financial income	(186,039)	(73,398)	(16,603)
Deductions from gross other financial income	(112,560)	(13,453)	(16,460)
Total deductions from gross revenue and income	(1,439,847)	(876,773)	(583,807)
Total revenue and income	R$ 15,334,914	R$ 10,448,722	R$ 6,814,673